Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations

	2012	2011	2010

	(In thousands)

Asset retirement obligations at beginning of year	$82,722	$70,891	$56,482
Liabilities added from acquisitions or drilling	5,958	9,700	11,785
Liabilities removed upon sale of wells	(1,795)	(64)	(19)
Liabilities settled	(91)	(229)	(39)
Accretion expense	4,377	4,032	3,111
Revision of estimates	178	(774)	(429)
Liabilities retained by our predecessor	--	(834)	--

Asset retirement obligations at end of year	$91,349	$82,722	$70,891